General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2024
General And Administrative Expenses [Line Items]
General and administrative expenses

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Outsourcing costs 463 423 311 886 559
Technology costs 567 588 414 1,154 735
Consulting, legal and audit fees 394 403 351 797 532
Real estate and logistics costs 302 289 207 590 349
Market data services 188 199 151 387 264
Marketing and communication 137 115 89 251 140
Travel and entertainment 87 72 73 159 126
Litigation, regulatory and similar matters
1
(153) (5) 69 (158) 790
Other 334 330 304 665 536
Total general and administrative expenses 2,318 2,413 1,968 4,731 4,033
1 Reflects the net increase / (decrease) in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 15b for more information.